RETIREMENT BENEFIT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2018
Movements in the defined benefit obligation [member]
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Disclosure of defined benefit plans [text block]
	The Group		The Bank
	2018 £m	2017 £m	2018 £m	2017 £m
Movements in the defined benefit obligation
At 1 January	(43,136)	(44,363)	(27,041)	(27,924)
Current service cost	(257)	(279)	(119)	(137)
Interest expense	(1,119)	(1,203)	(689)	(762)
Remeasurements:
Actuarial losses – experience	(439)	(358)	(333)	(360)
Actuarial (losses) gains – demographic assumptions	(201)	1,031	(188)	874
Actuarial gains (losses) – financial assumptions	2,281	(1,427)	1,281	(944)
Benefits paid	3,036	3,537	1,965	2,340
Past service cost	(108)	(14)	(66)	(4)
Employee contributions	–	–	–	–
Settlements	17	16	–	–
Curtailments	(12)	(4)	(4)	–
Transfer of subsidiary	(1,154)	–	–	–
Exchange and other adjustments	–	(72)	(4)	(124)
At 31 December	(41,092)	(43,136)	(25,198)	(27,041)

Defined Benefit Obligation, Category [member]
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Disclosure of analysis of present value of defined benefit obligation that distinguishes nature, characteristics and risks [text block]
	The Group		The Bank
	2018 £m	2017 £m	2018 £m	2017 £m
Analysis of the defined benefit obligation:
Active members	(6,448)	(7,667)	(3,487)	(4,349)
Deferred members	(14,208)	(15,313)	(8,608)	(9,594)
Pensioners	(18,885)	(18,556)	(11,971)	(11,932)
Dependants	(1,551)	(1,600)	(1,132)	(1,166)
	(41,092)	(43,136)	(25,198)	(27,041)

Changes in the fair value of scheme assets [member]
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Disclosure of defined benefit plans [text block]
	The Group		The Bank
	2018 £m	2017 £m	2018 £m	2017 £m
Changes in the fair value of scheme assets
At 1 January	43,722	44,249	27,674	27,901
Return on plan assets excluding amounts included in interest income	(1,529)	1,223	(983)	857
Interest income	1,141	1,208	710	766
Employer contributions	827	567	451	396
Employee contributions	–	–	–	–
Benefits paid	(3,036)	(3,537)	(1,965)	(2,340)
Settlements	(18)	(18)	–	–
Administrative costs paid	(40)	(40)	(25)	(25)
Transfer of subsidiary	1,145	–	–	–
Exchange and other adjustments	26	70	3	119
At 31 December	42,238	43,722	25,865	27,674

Composition of Scheme Assets [member]
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Disclosure of defined benefit plans [text block]
	2018			2017
The Group	Quoted £m	Unquoted £m	Total £m	Quoted £m	Unquoted £m	Total £m
Equity instruments	637	222	859	846	5	851
Debt instruments[1]:
Fixed interest government bonds	7,449	–	7,449	5,190	–	5,190
Index-linked government bonds	16,477	–	16,477	17,131	–	17,131
Corporate and other debt securities	8,813	–	8,813	6,903	–	6,903
Asset-backed securities	138	–	138	121	–	121
	32,877	–	32,877	29,345	–	29,345
Property	–	556	556	–	544	544
Pooled investment vehicles	4,578	10,494	15,072	3,805	12,903	16,708
Money market instruments, derivatives, cash and other assets and liabilities	(283)	(6,843)	(7,126)	1,462	(5,188)	(3,726)
At 31 December	37,809	4,429	42,238	35,458	8,264	43,722
	2018			2017
The Bank	Quoted £m	Unquoted £m	Total £m	Quoted £m	Unquoted £m	Total £m
Equity instruments	299	215	514	448	4	452
Debt instruments[1]:
Fixed interest government bonds	2,570	–	2,570	417	–	417
Index-linked government bonds	10,236	–	10,236	11,215	–	11,215
Corporate and other debt securities	5,987	–	5,987	4,859	–	4,859
Asset-backed securities	–	–	–	–	–	–
	18,793	–	18,793	16,491	–	16,491
Property	–	–	–	–	–	–
Pooled investment vehicles	2,405	7,192	9,597	1,495	9,541	11,036
Money market instruments, derivatives, cash and
other assets and liabilities	(589)	(2,450)	(3,039)	515	(820)	(305)
At 31 December	20,908	4,957	25,865	18,949	8,725	27,674
1	Of the total debt instruments, £29,033 million (31 December 2017: £27,270 million) were investment grade (credit ratings equal to or better than ‘BBB’).
1	Of the total debt instruments, £16,472 million (31 December 2017: £16,212 million) were investment grade (credit ratings equal to or better than ‘BBB’).

Composition of Pension Scheme Pooled Investment Vechiles [member]
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Disclosure of defined benefit plans [text block]	The pension schemes’ pooled investment vehicles comprise:

	The Group		The Bank
	2018 £m	2017 £m	2018 £m	2017 £m
Equity funds	2,329	2,421	1,705	1,939
Hedge and mutual funds	2,487	2,377	1,488	1,319
Liquidity funds	2,329	2,796	1,336	1,369
Bond and debt funds	313	1,729	–	1,080
Other	7,614	7,385	5,068	5,329
At 31 December	15,072	16,708	9,597	11,036

Actuarial and Financial Assumptions [member]
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Disclosure of defined benefit plans [text block]	The principal actuarial and financial assumptions used in valuations of the defined benefit pension schemes were as follows:

	2018%	2017%
Discount rate	2.90	2.59
Rate of inflation:
Retail Prices Index	3.20	3.20
Consumer Price Index	2.15	2.15
Rate of salary increases	0.00	0.00
Weighted-average rate of increase for pensions in payment	2.73	2.71

Defined Benefit Plan Member Life Expectancy [member]
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Disclosure of defined benefit plans [text block]
	2018 Years	2017 Years
Life expectancy for member aged 60, on the valuation date:
Men	27.8	27.9
Women	29.4	29.5
Life expectancy for member aged 60, 15 years after the valuation date:
Men	28.8	28.9
Women	30.6	30.7

Change in Assumptions for Defined Benefit Plans [Member]
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Disclosure of defined benefit plans [text block]
	Effect of reasonably possible alternative assumptions
	Increase (decrease) in the income statement charge		Increase (decrease) in the net defined benefit pension scheme liability
	2018 £m	2017 £m	2018 £m	2017 £m
Inflation (including pension increases):[1]
Increase of 0.1 per cent	14	16	410	472
Decrease of 0.1 per cent	(14)	(15)	(395)	(453)
Discount rate:[2]
Increase of 0.1 per cent	(27)	(28)	(670)	(773)
Decrease of 0.1 per cent	25	26	686	794
Expected life expectancy of members:
Increase of one year	43	44	1,299	1,404
Decrease of one year	(42)	(41)	(1,257)	(1,357)
1	At 31 December 2018, the assumed rate of RPI inflation is 3.20 per cent and CPI inflation 2.15 per cent (2017: RPI 3.20 per cent and CPI 2.15 per cent).

2	At 31 December 2018, the assumed discount rate is 2.90 per cent (2017: 2.59 per cent).

Weighted Average Duration of Defined Benefit Obligations [member]
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Disclosure of defined benefit plans [text block]	The following table provides information on the weighted average duration of the defined benefit pension obligations and the distribution and timing of benefit payments:

	The Group		The Bank
	2018 Years	2017 Years	2018 Years	2017 Years
Duration of the defined benefit obligation	18	19	17	18

Defined Benefit Obligation, Maturity Analysis [member]
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Disclosure of defined benefit plans [text block]
	The Group		The Bank
	2018 £m	2017 £m	2018 £m	2017 £m
Maturity analysis of benefits expected to be paid:
Within 12 months	1,225	1,150	839	797
Between 1 and 2 years	1,299	1,216	900	851
Between 2 and 5 years	4,303	4,023	2,952	2,801
Between 5 and 10 years	8,305	7,939	5,543	5,397
Between 10 and 15 years	9,416	9,166	6,044	6,019
Between 15 and 25 years	18,417	18,526	11,052	11,448
Between 25 and 35 years	15,631	16,157	8,834	9,485
Between 35 and 45 years	9,924	10,640	5,074	5,774
In more than 45 years	4,270	4,724	1,661	2,093

Movements in Other Post-Retirement Benefit Obligations [member]
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Disclosure of defined benefit plans [text block]	Movements in the other post-retirement benefits obligation:

	The Group		The Bank
	2018 £m	2017 £m	2018 £m	2017 £m
At 1 January	(144)	(236)	(103)	(122)
Actuarial gains	18	92	17	15
Insurance premiums paid	5	7	4	5
Charge for the year	(4)	(7)	(3)	(3)
Exchange and other adjustments	1	–	1	2
At 31 December	(124)	(144)	(84)	(103)

Consolidated Income Statement [member]
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Disclosure of defined benefit plans [text block]	The expense recognised in the income statement for the year ended 31 December comprises:

	The Group
	2018 £m	2017 £m	2016 £m
Current service cost	257	279	257
Net interest amount	(22)	(5)	(40)
Past service credits and curtailments	12	4	–
Settlements	1	2	6
Past service cost – plan amendments	108	14	20
Plan administration costs incurred during the year	40	40	36
Total defined benefit pension expense	396	334	279

Consolidated Income Statement [member] | Defined Benefit Schemes [member]
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Disclosure of defined benefit plans [text block]
	2018 £m	2017 £m	2016 £m
Charge to the Group income statement
Defined benefit pension schemes	396	334	263
Other post-retirement benefit schemes	4	7	8
Total defined benefit schemes	400	341	271
Defined contribution pension schemes	288	242	254
Total charge to the income statement – continuing operations (note 9)	688	583	525

Consolidated Balance Sheet [member]
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Disclosure of defined benefit plans [text block]
	The Group		The Bank
	2018 £m	2017 £m	2018 £m	2017 £m
Amount included in the balance sheet
Present value of funded obligations	(41,092)	(43,136)	(25,198)	(27,041)
Fair value of scheme assets	42,238	43,722	25,865	27,674
Net amount recognised in the balance sheet	1,146	586	667	633

Consolidated Balance Sheet [member] | Defined Benefit Schemes [member]
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Disclosure of defined benefit plans [text block]	The total amount recognised in the balance sheet relates to:

	The Group		The Bank
	2018 £m	2017 £m	2018 £m	2017 £m
Defined benefit pension schemes	1,146	586	667	633
Other post-retirement benefit schemes	(124)	(144)	(84)	(103)
Total amounts recognised in the balance sheet	1,022	442	583	530

Consolidated Balance Sheet [member] | Defined Benefit Assets and Obligations [member]
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Disclosure of defined benefit plans [text block]
	The Group		The Bank
	2018 £m	2017 £m	2018 £m	2017 £m
Amounts recognised in the balance sheet
Retirement benefit assets	1,267	723	704	673
Retirement benefit obligations	(245)	(281)	(121)	(143)
Total amounts recognised in the balance sheet	1,022	442	583	530

Consolidated Balance Sheet [member] | Net amount recognised in the balance sheet [member]
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Disclosure of defined benefit plans [text block]
	The Group		The Bank
	2018 £m	2017 £m	2018 £m	2017 £m
Net amount recognised in the balance sheet
At 1 January	586	(114)	633	(23)
Net defined benefit pension charge	(396)	(334)	(193)	(162)
Actuarial gains (losses) on defined benefit obligation	1,641	(754)	760	(430)
Return on plan assets	(1,529)	1,223	(983)	857
Employer contributions	827	567	451	396
Transfer of subsidiary[1]	(9)	–	–	–
Exchange and other adjustments	26	(2)	(1)	(5)
At 31 December	1,146	586	667	633
1	Prior to the disposal of the Scottish Widows Group, its subsidiary Scottish Widows Services Limited transferred to the direct ownership of the Bank; this subsidiary is the participating employer in the Scottish Widows Retirement Benefits Scheme.